Note 1 - Basis of Presentation and General Information (Details Textual)	Aug. 22, 2019	Jun. 30, 2019
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	20
City of Athens [Member]
Equity Method Investment, Ownership Percentage		50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage		50.00%